Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	$ 693	$ 634
Weighted-average life of the intangible assets	10 years
Amortization period for intangible assets	5 years
Maximum [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Weighted-average life of the intangible assets	40 years
Amortization period for intangible assets	7 years
Dow Jones Index [Member] | Intellectual Property [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	$ 380	380
Dow Jones Index [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	90	90
C&C [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	164	164
S&P Dow Jones LLC [Member] | Broad Market Intellectual Property [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	44	44
S&P Dow Jones LLC [Member] | Commodity Index Intellectual Property [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of trade name and licenses	$ 15	$ 15